ASSETS ACQUIRED AND LIABILITIES ASSUMED	9 Months Ended
Sep. 30, 2012
ASSETS ACQUIRED AND LIABILITIES ASSUMED
2.	ASSETS ACQUIRED AND LIABILITIES ASSUMED

On March 5, 2012, we used a portion of the net proceeds from the Offerings to purchase the following:

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the contractual right to receive the servicing fees and investment earnings on the custodial accounts related to mortgage servicing rights with respect to 116 pooling and servicing agreements with UPB of approximately $15.2 billion and the right to automatically obtain legal ownership, without any additional payment to Ocwen, of each Mortgage Servicing Right upon the receipt of the Required Third Party Consents (these rights constitute the “Rights to MSRs” with respect to the Mortgage Servicing Rights);

•	the outstanding servicing advances associated with the related pooling and servicing agreements; and

•	other assets related to the foregoing (collectively, the forgoing represent the “Initial Purchased Assets”).

We completed the Initial Acquisition pursuant to a master servicing rights purchase agreement (the “Purchase Agreement”) and a related sale supplement, each dated February 10, 2012. Pursuant to the Advance Facility, we also assumed a related match funded servicing advance financing facility from Ocwen effective upon the closing of the Initial Acquisition. At closing on March 5, 2012, HLSS paid cash of $149,798 to Ocwen for the estimated purchase price of the Initial Purchased Assets (net of assumed liabilities), subject to certain closing adjustments. The purchase price for the Rights to MSRs was based on the value of such assets at the time HLSS entered into the Purchase Agreement and the estimated outstanding UPB of the underlying mortgage loans at closing. The purchase price for the associated servicing advances and other assets was equal to the net consolidated book value, which approximated fair value, as of the purchase date of all assets and liabilities of the special purpose entities established in connection with the advance financing facility that owns these servicing advances. HLSS paid Barclays Bank PLC, an affiliate of Barclays Capital Inc., a conversion fee of $3,989 related to our assumption of the existing advance financing facility.

On March 31, 2012, HLSS and Ocwen, pursuant to the terms of the Purchase Agreement, agreed to a final purchase price of $138,792 for the Initial Purchased Assets (net of assumed liabilities of $359,176), reflecting post-closing adjustments of $11,006 that principally resulted from declines in Match funded advances. See Note 13 for more information regarding our related party transactions.

We recorded the assets acquired and liabilities assumed which approximates their fair value, as follows:

Fair value of assets acquired:
Notes receivable — Rights to MSRs	$62,458
Match funded advances	413,374
Other assets	22,136

497,968

Fair value of liabilities assumed:
Matched funded liabilities	(358,335)
Other liabilities	(841)

(359,176)

Purchase price, as adjusted	$138,792
Amount paid by Ocwen for post-closing adjustments	11,006

Cash paid at closing	$149,798

On May 1, 2012, we completed an acquisition from Ocwen of additional mortgage servicing assets (“Flow One”). A summary of the purchase price and sources of funding follows below:

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the contractual right to receive the servicing fees and investment earnings on the custodial accounts related to mortgage servicing rights with respect to 14 pooling and servicing agreements with UPB of approximately $2.9 billion and the right to automatically obtain legal ownership, without any additional payment to Ocwen, of each mortgage servicing right upon the receipt of the Required Third Party Consents (these rights constitute the “Rights to MSRs” with respect to the Flow One Mortgage Servicing Rights) and

•	the outstanding servicing advances associated with the related pooling and servicing agreements.

We completed the Flow One purchase pursuant to the Purchase Agreement, and an additional sale supplement, dated May 1, 2012. The initial purchase price for the transaction was $103,826. To finance that amount, we used $25,940 in cash and borrowed $77,886 under an existing servicing advance facility with Barclays Bank PLC against the $92,593 in servicing advances associated with the Rights to MSRs.

The final purchase price was $103,458 which reflected a $368 adjustment to the match funded advance balance.

We recorded the assets acquired, which approximates their fair value, as follows:

Fair value of assets acquired:
Notes receivable — Rights to MSRs	$11,233
Match funded advances	92,593

$103,826

Sources of funding:
Cash on-hand	$25,940
Matched funded liabilities	77,886

$103,826

On August 1, 2012; we completed an acquisition from Ocwen of additional mortgage servicing assets (“Flow Two”). A summary of the purchase price and sources of funding follows below:

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the contractual right to receive the servicing fees and investment earnings on the custodial accounts related to mortgage servicing rights with respect to 18 pooling and servicing agreements with UPB of approximately $2.1 billion and the right to automatically obtain legal ownership, without any additional payment to Ocwen, of each mortgage servicing right upon the receipt of the Required Third Party Consents (these rights constitute the “Rights to MSRs” with respect to the Flow Two Mortgage Servicing Rights) and

•	the outstanding servicing advances associated with the related pooling and servicing agreements.

We completed the Flow Two purchase pursuant to the Purchase Agreement and an additional sale supplement, dated August 1, 2012. The cash paid at closing for the transaction was $74,725. To finance that amount, we used $18,602 in cash and borrowed $56,123 under an existing servicing advance facility with Barclays Bank PLC.

The final purchase price was $76,251 which reflected a $1,526 adjustment for updated Match funded advances and Notes receivable — Rights to MSRs balances. We recorded the assets acquired, which approximates their fair value, as follows:

Fair value of assets acquired:
Notes receivable — Rights to MSRs	$8,077
Match funded advances	68,174

$76,251

Sources of funding:
Cash on-hand	$18,602
Matched funded liabilities	56,123
Amount paid to Ocwen for post-closing adjustments	1,526

$76,251

On September 13, 2012; we completed an acquisition from Ocwen of additional mortgage servicing assets (“Follow on Offering” purchase). A summary of the purchase price and sources of funding follows below:

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the contractual right to receive the servicing fees and investment earnings on the custodial accounts related to mortgage servicing rights with respect to 182 pooling and servicing agreements with UPB of approximately $21.1 billion and the right to automatically obtain legal ownership, without any additional payment to Ocwen, of each mortgage servicing right upon the receipt of the Required Third Party Consents (these rights constitute the “Rights to MSRs” with respect to the Follow on Offering Mortgage Servicing Rights) and

•	the outstanding servicing advances associated with the related pooling and servicing agreements.

We completed the first Follow on Offering purchase pursuant to the Purchase Agreement and an additional sale supplement, dated September 13, 2012. The initial purchase price for the transaction was $792,968. To finance that amount, we used $202,549 in cash and borrowed $590,419 under an amended and restated servicing advance financing facility against the $707,445 in servicing advances associated with the Rights to MSRs.

The final purchase price was $788,239 which reflected a $4,729 adjustment for revised Match funded advance balances.

We recorded the assets acquired, which approximates their fair value, as follows:

Fair value of assets acquired:
Notes receivable — Rights to MSRs	$85,523
Match funded advances	702,716
Due from Ocwen for post-close adjustments	4,729

$792,968

Sources of funding:
Cash on-hand	$202,549
Matched funded liabilities	590,419

$792,968

On September 28, 2012 we completed an acquisition from Ocwen of additional mortgage servicing assets making use of the proceeds from the underwriters’ overallotment exercise of our shares and available borrowing capacity. A summary of the purchase price and sources of funding follows below:

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the contractual right to receive the servicing fees and investment earnings on the custodial accounts related to mortgage servicing rights with respect to 191 pooling and servicing agreements with UPB of approximately $6.7 billion and the right to automatically obtain legal ownership, without any additional payment to Ocwen, of each mortgage servicing right upon the receipt of the Required Third Party Consents (these rights constitute the “Rights to MSRs” with respect to the acquired Mortgage Servicing Rights) and

•	the outstanding servicing advances associated with the related pooling and servicing agreements.

We completed the September 28, 2012 purchase pursuant to the Purchase Agreement and an additional sale supplement, dated September 28, 2012. The cash paid at closing for the transaction was $238,124. To finance that amount, we used $30,644 in cash and borrowed $207,480 under our current servicing advance facility.

The final purchase price was $242,384 which reflected a $4,260 adjustment for updated Match funded advances and Notes receivable — Rights to MSRs balances.

We recorded the assets acquired, which approximates their fair value, as follows:

Fair value of assets acquired:
Notes receivable — Rights to MSRs	$16,994
Match funded advances	225,390

$242,384

Sources of funding:
Cash on-hand	$30,644
Matched funded liabilities	207,480
Amount due to Ocwen for post-closing adjustments	4,260

$242,384

The cash used to purchase the Match funded advances is presented, net of liabilities, within the “Acquisition of advances and other assets (net of liabilities assumed) in connection with the purchase of notes receivable — Rights to MSRs” of the condensed consolidated statement of cash flows.